Fees Summary	Jul. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 405,186.88
Total Fee Amount	55.96
Total Offset Amount	0.00
Net Fee	$ 55.96
Offering Table N/A
Offset Table N/A	N/A